Share-Based Payments - Amendments to Warrants (Details) - Warrants $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Share-Based Payments
Vesting period	3 years
Reduction in share based compensation expense due to change in accounting estimate	$ 0.4